Financial Instruments and Derivative Contracts - Fair Value of Derivative Contracts and Gains (losses) from Derivatives Contracts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales and other operating revenues [Member]
Liabilities
Gains (losses) from derivatives contracts	$ 907	$ (964)	$ 1,717
Other Income [Member]
Liabilities
Gains (losses) from derivatives contracts	(9)	(5)	4
Purchased commodities [Member]
Liabilities
Gains (losses) from derivatives contracts	(729)	915	(1,502)
Income from discontinued operations [Member]
Liabilities
Gains (losses) from derivatives contracts	(446)	(139)	(854)
Commodity Contract [Member] | Prepaid expenses and other current assets [Member]
Assets
Commodity derivative assets	4,433	3,073
Commodity Contract [Member] | Other assets [Member]
Assets
Commodity derivative assets	415	211
Commodity Contract [Member] | Other accruals [Member]
Liabilities
Commodity derivative liabilities	4,350	3,212
Commodity Contract [Member] | Other liabilities and deferred credits [Member]
Liabilities
Commodity derivative liabilities	$ 374	$ 193